Financial Risk Management - Summary of Effect of Interest Rates (Detail) - Floating interest rate [member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
100 bp decrease	€ (690,586)	€ 85,070
100 bp increase	€ (690,586)	€ (85,070)